Regulatory Assets And Liabilities (Narrative) (Details) - USD ($)		12 Months Ended
	Oct. 10, 2007	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Regulatory Assets And Liabilities [Line Items]
Expected surcharge		$ 1,023,000,000
Recovery period		11 years
Net regulatory asset		$ 1,429,000,000	$ 1,321,000,000	$ 1,324,000,000
Residential Retail Customer [Member]
Regulatory Assets And Liabilities [Line Items]
Cost recovery factor		2.19
Minimum [Member] | Non-Residential Retail Customer [Member]
Regulatory Assets And Liabilities [Line Items]
Cost recovery factor		2.39
Maximum [Member] | Non-Residential Retail Customer [Member]
Regulatory Assets And Liabilities [Line Items]
Cost recovery factor		5.15
Over Collection of Transition Bond Revenues [Member]
Regulatory Assets And Liabilities [Line Items]
Recovery period	9 years
Net regulatory asset		32,000,000	31,000,000	35,000,000
Deferred AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Net regulatory asset		113,000,000		62,000,000
Generation Related Regulatory Assets Securitized by Transition Bonds [Member]
Regulatory Assets And Liabilities [Line Items]
Reduction in regulatory assets net of regulatory liability		213,000,000
Net regulatory asset		$ 140,000,000	$ 78,000,000	$ 261,000,000